Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2013
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partners’ share of income, expenses and average net assets.

Charter Campbell

	2013	2012		2011
Per Unit operating performance:
Net asset value, January 1:	$9.69	$9.77		$10.59

Interest Income	– (2)	0.01		– (2)
Expenses	(0.84)	(0.81)		(0.83)
Realized/Unrealized Income (1)	1.69	0.72		0.01

Net Income (Loss)	0.85	(0.08	)(3)	(0.82)

Net asset value, December 31:	$10.54	$9.69		$9.77

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.1)%	(8.2)%		(8.2)%
Expenses before Incentive Fees	8.1%	8.2%		8.2%
Expenses after Incentive Fees	8.1%	8.2%		8.2%
Net Income (Loss)	9.2%	0.2%		(7.8)%
Total return before incentive fees	8.8%	(0.8)%		(7.7)%
Total return after incentive fees	8.8%	(0.8)%		(7.7)%

(1) Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
(2) Amount less than 0.005%.
(3) The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Charter Aspect

	2013	2012	2011
Per Unit operating performance:
Net asset value, January 1:	$17.83	$20.94	$20.71

Interest Income	0.01	0.01	0.01
Expenses	(1.30)	(1.58)	(1.67)
Realized/Unrealized Income (Loss) (1)	(0.27)	(1.54)	1.89

Net Income (Loss)	(1.56)	(3.11)	0.23

Net asset value, December 31:	$16.27	$17.83	$20.94

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.7)%	(7.9)%	(8.1)%
Expenses before Incentive Fees	7.7%	8.0%	8.1%
Expenses after Incentive Fees	7.7%	8.0%	8.1%
Net Income (Loss)	(9.1)%	(15.1)%	1.1%
Total return before incentive fees	(8.7)%	(14.9)%	1.1%
Total return after incentive fees	(8.7)%	(14.9)%	1.1%

(1) Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Charter WNT

	2013	2012	2011
Per Unit operating performance:
Net asset value, January 1:	$11.37	$12.62	$12.42

Interest Income	0.01	0.01	0.01
Expenses	(0.88)	(0.92)	(0.96)
Realized/Unrealized Income (Loss) (1)	1.72	(0.34)	1.15

Net Income (Loss)	0.85	(1.25)	0.20

Net asset value, December 31:	$12.22	$11.37	$12.62

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.5)%	(7.7)%	(7.7)%
Expenses before Incentive Fees	7.6%	7.8%	7.7%
Expenses after Incentive Fees	7.6%	7.8%	7.7%
Net Income (Loss)	7.4%	(11.1)%	1.7%
Total return before incentive fees	7.5%	(9.9)%	1.6%
Total return after incentive fees	7.5%	(9.9)%	1.6%

(1) Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.